Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net Loss	$ (10,512,157)	$ (22,473,192)
Adjustments to reconcile net loss to net cash:
Amortization (Note 7)	23,754	93,543
Amortization of intangible assets (Note 10)	2,444,445	2,937,423
Impairment of goodwill and other intangibles	3,968,332	8,919,002
Finance expense		60,770
Loss on sale of equipment	63,385
Gain from debt settlement	(49,498)
Effect of foreign exchange	61,235	70,157
Change in fair value of warrant liability		(361,055)
Share-based compensation	(1,452,380)	1,567,583
Receivables	42,527	62,868
Prepaid expenses and other current assets	62,752	154,700
Deposits	100,000
Deferred revenue	(34,226)	(124,231)
Accounts payable and accrued liabilities	(239,073)	(61,112)
Cash flows from operating activities	(5,520,904)	(9,153,544)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(2,519,835)	(63,819)
Proceeds from warrant exercises	4,561,200
Proceeds from share issuances	7,812,663	13,251,733
Payments for lease liabilities	(128,560)	(260,185)
Payments of share issuance costs	(679,890)	(1,736,662)
Cash flows from financing activities	9,045,578	11,191,067
INVESTING ACTIVITIES
Purchase of equipment		(40,211)
Proceeds from sale of equipment	4,899
Development of intangible assets	(19,413)	(2,496,621)
Cash flows from investing activities	(14,514)	(2,536,832)
Change in cash during the period	3,510,160	(499,309)
Cash – Beginning of period	1,178,847	1,678,156
Cash – End of period	$ 4,689,007	$ 1,178,847